SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Receivables Note 7(a)	$ 137	$ 2
Employees and payroll accruals	46
Short term loan Note 7(b)	89	44
Convertible loan Note 7(c)	$ 32